SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES, INCLUDED IN TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 03, 2022
IfrsStatementLineItems [Line Items]
Total	$ 181,341	$ 43,235	$ 2,067,180
Directors and Officers of the Company [member]
IfrsStatementLineItems [Line Items]
Total	$ 181,341	$ 43,235	35,000
ThreeD Capital Inc. [member]
IfrsStatementLineItems [Line Items]
Total			762,180
North American Nickel Inc [member]
IfrsStatementLineItems [Line Items]
Total			$ 1,270,000